SHARE-BASED PAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of fair value measurement inputs and valuation techniques

Year Ended
December 31,
2020
Risk Free Interest Rate	1.54 – 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0 – 100%
Expected Life (years)	5 – 10

Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2021	35,801	$412.00
Granted	96,313	30.71
Exercised	—
Forfeited	—
Outstanding – September 30, 2022	132,114	$134.13
Exercisable at September 30, 2022	104,459	$166.65

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2019	4,180	$281
Granted	4,966	252
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2020	9,146	$266
Granted	30,120	458
Conversion of preferred stock warrants upon IPO	516	766
Exercised	(3,869)	457
Forfeited	(112)	766
Outstanding – December 31, 2021	35,801	$412
Exercisable at December 31, 2020	9,146	$266
Exercisable at December 31, 2021	35,801	$412

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding – December 31, 2019	806,903	$0.49
Outstanding – December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	—	$—
Exercisable at December 31, 2021	—	$—

Summary of information related to stock options under stock plan

		Weighted
		Average
	Options	Exercise Price
Outstanding – December 31, 2019	10,842	$2.50
Granted	917	94
Exercised	—	—
Forfeited	(128)	$328
Outstanding – December 31, 2020	11,631	$234
Granted	27,320	415
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	38,951	$362
Exercisable at December 31, 2020	8,810	$234
Exercisable at December 31, 2021	31,646	$359
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8.00

Schedule of assumptions utilized for option grants

	Year Ended
	December 31,
	2021	2020
Risk Free Interest Rate	0.34% – 0.85%	0.42% – 0.51%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.00%	58.00%
Expected Life (years)	5.18	6.25